Selected Operating Expenses and Additional Information - Personnel Expenses for All Payroll Employees (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation Related Costs [Abstract]
Wages and salaries	€ 835,563	€ 711,039	€ 648,869
Social security expenses	69,839	58,180	52,550
Pension and retirement expenses	60,275	50,298	45,947
Share-based payments	52,371	18,714	12,430
Personnel expenses	€ 1,018,048	€ 838,231	€ 759,796